UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Partner Fund Management, L.P.
Address:     Four Embarcadero Center
             Suite 3500
             San Francisco, CA 94111

Form 13F File Number: 28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

   /s/ Darin Sadow           San Francisco, CA        05/15/2012
----------------------       -----------------        ---------------
[Signature]                    [City, State]          [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ---------
Form 13F Information Table Entry Total:    74
                                           ---------
Form 13F Information Table Value Total:    2,145,512
                                           ---------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4       Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------   -----------------     --------   --------  ------------------

                            TITLE OF              VALUE    SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------   -------  --- ----    ----------   -------  ----  ------  ----
AETNA INC NEW                 COM    00817Y108     1,944     38,761 SH        Shared-defined             0    38,761   0
AGILENT TECHNOLOGIES INC      COM    00846U101     3,145     70,667 SH        Shared-defined             0    70,667   0
AMERICAN TOWER CORP NEW       COM    03027X100    22,475    356,634 SH        Shared-defined             0   356,634   0
AMERIGROUP CORP               COM    03073T102     4,400     65,391 SH        Shared-defined             0    65,391   0
AMYLIN PHARMACEUTICALS INC    COM    032346908       321     58,400 SH  Call  Shared-defined             0    58,400   0
AMYLIN PHARMACEUTICALS INC    COM    032346108     9,622    385,515 SH        Shared-defined             0   385,515   0
APPLE INC                     COM    037833100    36,951     61,631 SH        Shared-defined             0    61,631   0
BARD C R INC                  COM    067383109     6,879     69,680 SH        Shared-defined             0    69,680   0
BORGWARNER INC                COM    099724106    58,895    698,304 SH        Shared-defined             0   698,304   0
BROOKDALE SR LIVING INC       COM    112463104     7,809    417,130 SH        Shared-defined             0   417,130   0
CBRE GROUP INC                COM    12504L109    35,787  1,792,922 SH        Shared-defined             0 1,792,922   0
CHECK POINT SOFTWARE TECH LT  COM    M22465104    34,616    542,237 SH        Shared-defined             0   542,237   0
CISCO SYS INC                 COM    17275R102    82,827  3,916,193 SH        Shared-defined             0 3,916,193   0
CITRIX SYS INC                COM    177376100    23,440    297,049 SH        Shared-defined             0   297,049   0
CME GROUP INC                 COM    12572Q105    23,482     81,159 SH        Shared-defined             0    81,159   0
COGNIZANT TECHNOLOGY SOLUTIO  COM    192446102    53,361    693,445 SH        Shared-defined             0   693,445   0
COMMUNITY HEALTH SYS INC NEW  COM    203668108     4,910    220,773 SH        Shared-defined             0   220,773   0
COOPER COS INC                COM    216648402     7,148     87,474 SH        Shared-defined             0    87,474   0
DENDREON CORP                 COM    24823Q907        18     72,800 SH  Call  Shared-defined             0    72,800   0
EXPRESS SCRIPTS INC           COM    302182100    65,162  1,202,694 SH        Shared-defined             0 1,202,694   0
EXPRESS SCRIPTS INC           COM    302182950        28    184,100 SH  Put   Shared-defined             0   184,100   0
F5 NETWORKS INC               COM    315616102    61,083    452,602 SH        Shared-defined             0   452,602   0
GILEAD SCIENCES INC           COM    375558103   135,822  2,779,814 SH        Shared-defined             0 2,779,814   0
GILEAD SCIENCES INC           COM    375558903     3,690  1,283,400 SH  Call  Shared-defined             0 1,283,400   0
HCA HOLDINGS INC              COM    40412C101    23,601    953,950 SH        Shared-defined             0   953,950   0
HEALTH NET INC                COM    42222G108    38,502    969,329 SH        Shared-defined             0   969,329   0
ILLUMINA INC                  COM    452327109     2,899     55,113 SH        Shared-defined             0    55,113   0
INGERSOLL-RAND PLC            COM    G47791101   108,750  2,629,977 SH        Shared-defined             0 2,629,977   0
INTERMUNE INC                 COM    45884X103     5,963    406,469 SH        Shared-defined             0   406,469   0
INVENSENSE INC                COM    46123D205     4,795    264,923 SH        Shared-defined             0   264,923   0
ISHARES TR                    COM    464287904        42    180,700 SH  Call  Shared-defined             0   180,700   0
K V PHARMACEUTICAL CO         COM    482740206       231    174,897 SH        Shared-defined             0   174,897   0
LAS VEGAS SANDS CORP          COM    517834107   120,205  2,087,977 SH        Shared-defined             0 2,087,977   0
LENNAR CORP                   COM    526057104     5,706    209,935 SH        Shared-defined             0   209,935   0
LOWES COS INC                 COM    548661107    38,205  1,217,508 SH        Shared-defined             0 1,217,508   0
MEDIVATION INC                COM    58501N101    73,168    979,226 SH        Shared-defined             0   979,226   0
MICROSOFT CORP                COM    594918104   145,325  4,505,499 SH        Shared-defined             0 4,505,499   0
MOLINA HEALTHCARE INC         COM    60855R100    18,219    541,734 SH        Shared-defined             0   541,734   0
NVIDIA CORP                   COM    67066G104    31,482  2,044,974 SH        Shared-defined             0 2,044,974   0
OREXIGEN THERAPEUTICS INC     COM    686164104     6,060  1,478,043 SH        Shared-defined             0 1,478,043   0
PATTERSON COMPANIES INC       COM    703395103     2,904     86,960 SH        Shared-defined             0    86,960   0
PFIZER INC                    COM    717081103    85,604  3,780,265 SH        Shared-defined             0 3,780,265   0
PSS WORLD MED INC             COM    69366A100     6,308    248,938 SH        Shared-defined             0   248,938   0
PULTE GROUP INC               COM    745867101     9,537  1,077,681 SH        Shared-defined             0 1,077,681   0
QIAGEN NV                     COM    N72482107     5,757    369,775 SH        Shared-defined             0   369,775   0
QUESTCOR PHARMACEUTICALS INC  COM    74835Y101    34,928    928,445 SH        Shared-defined             0   928,445   0
RED HAT INC                   COM    756577102     8,108    135,386 SH        Shared-defined             0   135,386   0
RITE AID CORP                 COM    767754104     3,127  1,797,403 SH        Shared-defined             0 1,797,403   0
ROCKWELL AUTOMATION INC       COM    773903109     6,490     81,433 SH        Shared-defined             0    81,433   0
SALESFORCE COM INC            COM    79466L302    50,552    327,179 SH        Shared-defined             0   327,179   0
SINA CORP                     COM    G81477104    15,370    236,468 SH        Shared-defined             0   236,468   0
ST JUDE MED INC               COM    790849103     5,762    130,029 SH        Shared-defined             0   130,029   0
STANLEY BLACK & DECKER INC    COM    854502101    55,172    716,886 SH        Shared-defined             0   716,886   0
SUNTRUST BKS INC              COM    867914103    62,699  2,594,092 SH        Shared-defined             0 2,594,092   0
THERMO FISHER SCIENTIFIC INC  COM    883556102    44,896    796,303 SH        Shared-defined             0   796,303   0
THRESHOLD PHARMACEUTICAL INC  COM    885807206       982    111,619 SH        Shared-defined             0   111,619   0
TIFFANY & CO NEW              COM    886547108    78,458  1,134,935 SH        Shared-defined             0 1,134,935   0
TOLL BROTHERS INC             COM    889478103     5,346    222,860 SH        Shared-defined             0   222,860   0
UNITEDHEALTH GROUP INC        COM    91324P102       976     16,567 SH        Shared-defined             0    16,567   0
UNIVERSAL AMERN CORP NEW      COM    91338E101     4,181    387,809 SH        Shared-defined             0   387,809   0
VCA ANTECH INC                COM    918194101     1,960     84,463 SH        Shared-defined             0    84,463   0
VIVUS INC                     COM    928551950        45     87,400 SH  Put   Shared-defined             0    87,400   0
VOLCANO CORPORATION           COM    928645100     1,241     43,725 SH        Shared-defined             0    43,725   0
WALGREEN CO                   COM    931422109    24,441    729,799 SH        Shared-defined             0   729,799   0
WARNACO GROUP INC             COM    934390402     4,520     77,392 SH        Shared-defined             0    77,392   0
WATSON PHARMACEUTICALS INC    COM    942683103     1,920     28,625 SH        Shared-defined             0    28,625   0
WELLCARE HEALTH PLANS INC     COM    94946T106    24,739    344,167 SH        Shared-defined             0   344,167   0
WHIRLPOOL CORP                COM    963320106    66,960    871,197 SH        Shared-defined             0   871,197   0
WHITING PETE CORP NEW         COM    966387102    29,182    537,421 SH        Shared-defined             0   537,421   0
WYNDHAM WORLDWIDE CORP        COM    98310W108    31,521    677,723 SH        Shared-defined             0   677,723   0
YUM BRANDS INC                COM    988498101    86,166  1,210,537 SH        Shared-defined             0 1,210,537   0
ZELTIQ AESTHETICS INC         COM    98933Q108       171     27,675 SH        Shared-defined             0    27,675   0
ZIMMER HLDGS INC              COM    98956P102    22,896    356,194 SH        Shared-defined             0   356,194   0
ZYNGA INC                     COM    98986T108    55,625  4,230,055 SH        Shared-defined             0 4,230,055   0